Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net income	$ 66,596	$ 140,395
Non-cash items:
Unrealized loss on non-designated derivative instruments (note 10)	31,276	7,879
Depreciation and amortization	70,521	69,251
Loss on sale of vessels	27,439	0
Unrealized foreign currency exchange gain (loss) and other (notes 7 and 10)	(4,476)	(10,837)
Equity income, net of dividends received of $32,851 (2015 – $89,041)	(19,728)	28,458
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	1,044	0
Change in operating assets and liabilities	(15,177)	(26,766)
Expenditures for dry docking	(6,574)	(4,182)
Net operating cash flow	150,921	204,198
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	259,922	314,412
Debt issuance costs	(562)	(1,796)
Scheduled repayments of long-term debt	(141,505)	(88,562)
Prepayments of long-term debt	(195,789)	(90,000)
Scheduled repayments of capital lease obligations	(17,477)	(3,305)
Decrease (increase) in restricted cash	13,086	(24,616)
Proceeds from equity offerings, net of offering costs	0	34,548
Cash distributions paid	(34,099)	(191,094)
Dividends paid to non-controlling interest	(1,167)	(1,612)
Net financing cash flow	(117,591)	(52,025)
INVESTING ACTIVITIES
Capital contributions to equity accounted joint ventures	(32,994)	(25,719)
Loan repayments from equity accounted joint ventures	0	23,744
Receipts from direct financing leases	18,262	10,877
Proceeds from sale of vessels	94,311	0
Proceeds from sale-leaseback of vessels	355,306	0
Expenditures for vessels and equipment	(302,301)	(166,541)
Net investing cash flow	132,584	(157,639)
Increase (decrease) in cash and cash equivalents	165,914	(5,466)
Cash and cash equivalents, beginning of the period	102,481	159,639
Cash and cash equivalents, end of the period	$ 268,395	$ 154,173